Property and Equipment, Net - Narratives (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 1.5	$ 1.9	$ 3.4	$ 3.9